Stock Options, Restricted Stock and Warrants - Schedule of Restricted Stock Units (Detail) (Restricted Stock Units (RSUs) [Member], USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense to be recognized	$ 0.2
Weighted-average period unrecognized compensation costs are expected to be recognized over	7 months 10 days
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Shares, Outstanding, Beginning of Year	3,315
Shares, Granted	0
Shares, Lapse of Restriction	(67)
Shares, Forfeited	(2,844)
Shares, Outstanding, End of Year	404
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Unvested at December 31, 2012	$ 241.40
Weighted Average Grant Date Fair Value, Granted	$ 0
Weighted Average Grant Date Fair Value, Lapse of Restriction	$ 159.02
Weighted Average Grant Date Fair Value, Forfeited	$ 253.11
Weighted Average Grant Date Fair Value, Outstanding, End of Year	$ 241.36
Vesting period	4 years